Summary of Significant Accounting Policies (Detail) - Hierarchy for our financial assets measured at fair value on a recurring basis (USD $)	Jan. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Certificates of deposit– Short-term investments		$ 500,000	$ 2,249,159
Videocon Industries Limited global depository receipts		4,728,367	5,382,051
Total financial assets	7,443,936	5,568,060	8,236,889
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Money market funds – Cash and cash equivalents	1,713,353	339,693	5,685
Fair Value, Inputs, Level 1 [Member] | US Government Corporations and Agencies Securities [Member]
Money market funds – Cash and cash equivalents
Fair Value, Inputs, Level 1 [Member]
Certificates of deposit– Short-term investments
Videocon Industries Limited global depository receipts		4,728,367	5,382,051
Total financial assets	7,443,936	5,068,060	5,387,736
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Money market funds – Cash and cash equivalents
Fair Value, Inputs, Level 2 [Member] | US Government Corporations and Agencies Securities [Member]
Money market funds – Cash and cash equivalents			599,994
Fair Value, Inputs, Level 2 [Member]
Certificates of deposit– Short-term investments		500,000	2,249,159
Videocon Industries Limited global depository receipts
Total financial assets		500,000	2,849,153
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Money market funds – Cash and cash equivalents
Fair Value, Inputs, Level 3 [Member] | US Government Corporations and Agencies Securities [Member]
Money market funds – Cash and cash equivalents
Fair Value, Inputs, Level 3 [Member]
Certificates of deposit– Short-term investments
Videocon Industries Limited global depository receipts
Total financial assets
Money Market Funds [Member]
Money market funds – Cash and cash equivalents	1,713,353	339,693	5,685
US Government Corporations and Agencies Securities [Member]
Money market funds – Cash and cash equivalents			$ 599,994